Consolidated statements of changes in equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of changes in equity [abstract]
Expenses	$ 55,989	$ 34,923	$ 23,133